REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of other income (expense), net (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET
Government grants	¥ 23,895	$ 3,567	¥ 8,612	¥ 27,165	$ 3,819	¥ 11,386
Income from ADS Reimbursement	5,056	755	5,016	7,646	1,075	7,498
Value added tax transferred out	(6,291)	(939)	(6,223)	(9,488)	(1,334)	(9,419)
Gain on disposal of property and equipment	3,276	489	14	3,286	462	65
Others	(5,935)	(886)	(1,029)	(9,687)	(1,362)	(3,736)
Total	¥ 20,001	$ 2,986	¥ 6,390	¥ 18,922	$ 2,660	¥ 5,794